FIXED ASSETS (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Depreciation expense					$ 242,211	$ 177,746
Tenant Improvement
Depreciation expense	$ 11,715	$ 8,995	$ 26,294	$ 10,635	$ 7,492	$ 2,942
Fixed Assets
Depreciation expense	$ 77,915	$ 72,260	$ 232,525	$ 165,088